Stock Based Compensation (Details 2) (USD $)	12 Months Ended
Dec. 31, 2012
Summary of stock options outstanding
Options outstanding, Number of options	116,000
Option outstanding, Average life	6 years
Options outstanding, Weighted average exercise price	$ 28.27
Options exercisable, Number of options	116,000
Options exercisable, Weighted average exercise price	$ 28.27
Range One [Member]
Summary of stock options outstanding
Exercise prices, Lower Range	$ 8.55
Exercise prices, Higher Range	$ 12.625
Options outstanding, Number of options	12,000
Option outstanding, Average life	9 months 18 days
Options outstanding, Weighted average exercise price	$ 10.59
Options exercisable, Number of options	12,000
Options exercisable, Weighted average exercise price	$ 10.59
Range Two [Member]
Summary of stock options outstanding
Exercise prices, Lower Range	$ 20.16
Exercise prices, Higher Range	$ 22.95
Options outstanding, Number of options	32,000
Option outstanding, Average life	6 years 3 months 18 days
Options outstanding, Weighted average exercise price	$ 21.59
Options exercisable, Number of options	32,000
Options exercisable, Weighted average exercise price	$ 21.59
Range Three [Member]
Summary of stock options outstanding
Exercise prices, Lower Range	$ 25.18
Exercise prices, Higher Range	$ 26.86
Options outstanding, Number of options	24,000
Option outstanding, Average life	7 years
Options outstanding, Weighted average exercise price	$ 25.74
Options exercisable, Number of options	24,000
Options exercisable, Weighted average exercise price	$ 25.74
Range Four [Member]
Summary of stock options outstanding
Exercise prices, Lower Range	$ 37.225
Exercise prices, Higher Range	$ 40.455
Options outstanding, Number of options	48,000
Option outstanding, Average life	6 years 6 months
Options outstanding, Weighted average exercise price	$ 38.40
Options exercisable, Number of options	48,000
Options exercisable, Weighted average exercise price	$ 38.40